Long-Term Debt	12 Months Ended
Dec. 31, 2025
Long-Term Debt.
Long-Term Debt

17) Long-Term Debt

Long-term debt as of December 31, 2025 and 2024, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2025	2024
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$238,343	$263,438
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	151,321	186,792
$60 million Hilda loan facility	Hilda Knutsen	48,750	56,250
$192.1 million loan facility	Tove Knutsen and Synnøve Knutsen	—	144,597
$69 million Tuva loan facility	Tuva Knutsen	62,568	67,744
$73 million Live loan facility	Live Knutsen	69,658	—
$71 million Synnøve loan facility	Synnøve Knutsen	71,076	—
$70 million Daqing loan facility	Daqing Knutsen	68,130	—
$25 million revolving credit facility with NTT		2,000	1,500
$25 million revolving credit facility with SBI Shinsei		—	25,000
Raquel Sale & Leaseback	Raquel Knutsen	68,010	73,653
Torill Sale & Leaseback	Torill Knutsen	81,921	90,679
Tove Sale & Leaseback	Tove Knutsen	97,856	—
Total long-term debt		$959,633	$909,653
Less: current installments		383,146	258,739
Less: unamortized deferred loan issuance costs		2,020	2,080
Current portion of long-term debt		381,126	256,659
Amounts due after one year		576,487	650,914
Less: unamortized deferred loan issuance costs		2,513	2,839
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$573,974	$648,075

The Partnership’s outstanding debt of $959.6 million as of December 31, 2025 is repayable as follows:

	Sale &	Period	Balloon
(U.S. Dollars in thousands)	Leaseback	repayment	repayment	Total
2026	$20,258	$78,685	$284,203	$383,146
2027	21,246	38,613	156,679	216,538
2028	22,345	17,979	78,824	119,148
2029	23,373	4,738	—	28,111
2030	24,515	4,738	47,387	76,640
2031 and thereafter	136,050	—	—	136,050
Total	$247,787	$144,753	$567,093	$959,633

As of December 31, 2025, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 1.9% to 2.4%.

As shown on the balance sheet at December 31, 2025 and as disclosed in the table above, the Partnership has significant debt coming due within one year, of which approximately $284.2 million relates to balloon repayments on certain facilities as described further below. The Partnership has commenced discussions and negotiations with its lending group and other institutions and advisors concerning the refinancing of all of its credit facilities that mature in 2026. However, if the Partnership is not able to secure the refinancing of this debt, there will be insufficient liquid funds necessary to repay the debt at maturity.

Although there is some judgement required in assessing this risk, given the negotiations that are already underway and given the Partnership’s history of successfully obtaining financing or refinancing its debt, management believes that it will be able to conclude a refinancing of all such facilities on similar terms (including that no re-leverage is required) prior to maturity. However, no assurance can be given that all such facilities will be timely refinanced on acceptable terms.

$345 Million Term Loan Facility

In September 2021, the Partnership’s subsidiaries which own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans (the “$345 Million Loan Facility”). The $345 Million Loan Facility consists of a term loan repayable in 20 consecutive quarterly installments, with a balloon payment of $220 million due at maturity in September 2026. The facility bears interest at a rate per annum equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 2.05%. The facility is guaranteed by the Partnership and secured by mortgages on the five vessels.

The $345 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain Liquidity equal to or greater than $250,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $345 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment, and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

$240 Million Senior Secured Term Loan Facility

On June 2, 2023, the Partnership’s subsidiaries which own the Vessels entered into the $240 Million Loan Facility, which consists of a five-year term loan. The $240 Million Loan Facility bears interest at a rate per annum equal to SOFR plus a margin of 2.4% and is repayable in 20 consecutive quarterly installments, with a final payment at maturity in June 2028 of $85.4 million, which amount includes the balloon payment and last quarterly installment. The loan is guaranteed by the Partnership and KNOT Shuttle Tankers AS and secured by mortgages on the Vessels. The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the $240 Million Loan Facility.

The $240 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain liquidity equal to or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $240 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 130% of the outstanding balance under the $240 Million Loan Facility (or less than 166% after June 2, 2027), upon a total loss or sale of a vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

$60 Million Hilda Loan Facility

In May 2024, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $60 million senior secured term loan facility with DNB (the “$60 Million Hilda Facility”). The $60 Million Hilda Facility is repayable in 12 consecutive quarterly installments with a final payment due at maturity of $39.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.25%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in March 2027.

The $60 Million Hilda Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $60 Million Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 135% of the outstanding loan under the $60 Million Hilda Facility, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

$192.1 Million Secured Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS and KNOT Shuttle Tankers 35 AS, the subsidiary owning the Tove Knutsen and the Synnøve Knutsen, as the borrowers, entered into a $192.1 million secured loan facility. The loan facility was split into a tranche related to the Tove Knutsen (the “Tove Facility”) and a tranche related to the Synnøve Knutsen (the “Synnøve Facility”). The Tove Facility was repayable in quarterly installments with a final balloon payment of $66.6 million due at maturity in September 2025, which included the balloon payment and last quarterly installment. The Synnøve Facility was repayable in quarterly installments with a final payment of $72.3 million due at maturity in October 2025, which included the balloon payment and last quarterly installment.

On September 16, 2025, the Tove Facility was repaid when the Partnership, through its wholly-owned subsidiary, KNOT Shuttle Tankers 34 AS, which owns the Tove Knutsen, sold the Tove Knutsen to, and leased her back from, a Japanese-based lessor, for a lease period of 10 years. The gross sale price was $100 million and a portion of the proceeds were used to repay the Tove Facility. On October 20, 2025, KNOT Shuttle Tankers 35 AS, the Partnership’s wholly-owned subsidiary which owns the vessel Synnøve Knutsen, entered into a new $71.1 million senior secured term loan facility with MUFG Bank (Europe) N.V. This new facility replaced the Synnøve Facilty.

$69 Million Tuva Loan Facility

On January 15, 2021, KNOT Shuttle Tankers 31 AS, the subsidiary owning the Tuva Knutsen, as borrower, entered into a $88 million term loan facility with Nordea Bank ABP (the “$69 Million Tuva Loan Facility”). The $69 Million Tuva Loan Facility became one of the Partnership’s debt obligations upon closing of the Tuva Knutsen Acquisition on September 3, 2024. The $69 Million Tuva Loan Facility is repayable in quarterly installments with a final payment due at maturity of $57.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.16%. In connection with the Tuva Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Tuva Knutsen. The facility matures in January 2027.

The $69 Million Tuva Loan Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $69 Million Tuva Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Tuva Knutsen falls below 125% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

$73 Million Live Loan Facility

On March 3, 2025, the Partnership acquired KNOT Shuttle Tankers 27 AS, the subsidiary owning the Live Knutsen. KNOT Shuttle Tankers 27 AS, as borrower, had entered into a senior secured term loan facility on October 14, 2021 with SMBC Bank EU AG and others, the initial amount of which was $89.6 million. Following repayment of the quarterly installments due prior to March 3, 2025, the outstanding amount of this facility had been reduced to $73.4 million. In connection with the acquisition of KNOT Shuttle Tankers 27 AS, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors of this facility (the “$73 million Live Loan Facility). The $73 million Live Loan Facility is repayable in quarterly installments with a final payment due at maturity in October 2026 of $65.9 million. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.01% including a Credit Adjustment Spread. The facility is secured by a mortgage on the Live Knutsen.

The $73 million Live Loan Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $73 million Live Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 125% of the outstanding loan under the Live Loan Facility, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

$71 Million Synnøve Loan Facility

On October 20, 2025, KNOT Shuttle Tankers 35 AS, the Partnership’s wholly owned subsidiary which owns the vessel Synnøve Knutsen, entered into a new $71.1 million senior secured term loan facility (the “$71 million Synnøve Loan Facility”) with MUFG Bank (Europe) N.V. This new facility replaced the previous facility secured by the Synnøve Knutsen. The $71 million Synnøve Loan Facility is repayable in quarterly installments, bears interest at a rate per annum equal to SOFR plus a margin of 2.01% and will mature in October 2030, at which point the outstanding amount following quarterly repayments is due to be $48.6 million. The facility is secured by a mortgage on the Synnøve Knutsen.

The $71 million Synnøve Loan Facility contains the following financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $71 million Synnøve Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Synnøve Knutsen falls below 110% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2025, the borrower and the guarantors were in compliance with all financial covenants under this facility.

$70 Million Daqing Loan Facility

On March 31, 2022, KNOT Shuttle Tankers 37 AS, the subsidiary owning the Daqing Knutsen, as borrower, entered into a $84.6 million term loan facility with Development Bank of Japan Inc. and others (the “$70 million Daqing Loan Facility”). The $70 million Daqing Loan Facility became one of the Partnership’s debt obligations upon closing of the Daqing Knutsen Acquisition on July 2, 2025. Following repayment of the quarterly installments due prior to July 2, 2025, the outstanding amount of this facility had been reduced to $70 million. The $70 million Daqing Loan Facility is repayable in quarterly installments with a final payment due at maturity on June 13, 2027, of $62.3 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 1.94%. In connection with the Daqing Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Daqing Knutsen.

The $70 million Daqing Loan Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million (of which at least $10 million is required to be in cash) plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $70 million Daqing Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Daqing Knutsen falls below 120% (or 125% after June 13, 2026) of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2025, the borrowers and the guarantors were in compliance with all financial covenants under this facility.

Revolving Credit Facilities

On August 15, 2025, the Partnership closed the refinancing of the first of its two $25 million revolving credit facilities, with the facility being rolled over with NTT TC Leasing Co. The facility will mature in August 2027, bears interest at a rate per annum equal to SOFR plus a margin of 2.3% and has a commitment fee and has a commitment fee on any undrawn portion of the facility that varies based on the aggregate borrowing amount: 0.70% per annum for borrowings up to $10 million, 0.60% per annum for borrowings between $10 million and $20 million, and 0.50% per annum for borrowings exceeding $20 million. The commercial terms of the facility are substantially unchanged from the facility entered into in August 2023 with NTT Finance Corporation.

On November 17, 2025, the Partnership closed the refinancing of the second of its two $25 million revolving credit facilities, with the facility being rolled over with SBI Shinsei Bank, Limited. The new facility will mature in November 2027, bears interest at a rate per annum equal to SOFR plus a margin of 2.18% and has a commitment fee of 0.8% per annum on the undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in November 2023.

Raquel Sale and Leaseback

On December 30, 2020, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 19 AS, which owned the Raquel Knutsen, agreed to enter into a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The closing of the transaction occurred on January 19, 2021. The gross sales price was $94.3 million, and a portion of the proceeds was used to repay the outstanding loan and cancelation of the interest rate swap agreements related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity.

Torill Sale and Leaseback

On June 30, 2022, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the Torill Knutsen, closed a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The gross sales price was $112.0 million, and a portion of the proceeds was used to repay the outstanding loan related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity.

Tove Sale and Leaseback

On September 16, 2025, the Partnership, through its wholly-owned subsidiary, KNOT Shuttle Tankers 34 AS, which owns the Tove Knutsen, sold the Tove Knutsen to, and leased her back from, a Japanese-based lessor for a lease period of 10 years. The gross sale price was $100 million and a portion of the proceeds was used to repay the outstanding loan secured by the vessel and to settle the related interest rate swaps. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. Following closing and after repayment of the loan and settlement of the interest rate swaps, the Partnership realized net proceeds of approximately $32 million after fees and expenses.